Commitments and Contingencies - Schedule of Future Minimum Rental Payments for Operating Leases (Details) (10-K) - USD ($)	Sep. 30, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
2017	$ 51,372	$ 50,400
2018	52,668	51,696
2019	53,964	52,992
2020	55,314	54,288
2021		55,656
Future minimum lease payments under operating lease	$ 227,232	$ 265,032